Ordinary shares, share premium, and other equity - Narrative (Details) £ / shares in Units, £ in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2025 GBP (£) issuance redemption £ / shares shares		Dec. 31, 2024 GBP (£) redemption issuance shares		Dec. 31, 2023 GBP (£) shares		May 07, 2025 £ / shares shares	Dec. 31, 2022 GBP (£)
Par value per share (in GBP per share) | £ / shares	£ 0.25
Repurchase of shares	£ 2,241		£ 1,760		£ 1,257
Equity	£ 78,236		£ 72,481		£ 71,864			£ 69,260
Ordinary shares
Number of shares outstanding (in shares) | shares	13,867		14,420		15,155
Par value per share (in GBP per share) | £ / shares	£ 0.25						£ 0.25
Shares authorized for repurchase (in shares) | shares							1,437
Repurchase of shares (in shares) | shares	636		818
Ordinary share capital | Ordinary shares
Repurchase of shares	£ 158		£ 205
Equity	3,467		3,605		£ 3,789
AT1 securities issuance	0		0
Other equity instruments
Repurchase of shares	0		0
Equity	12,725	[1]	12,075	[1]	£ 13,259	[1]		£ 13,284
AT1 securities issuance	£ 3,784		£ 1,598
AT1 Securities | Fixed interest rate
Conversion ratio threshold, percent	7.00%
AT1 Securities | Fixed rate resetting perpetual subordinated contingent convertible Securities
Number of convertible instruments issued | issuance	4		2
AT1 securities issuance	£ 3,784		£ 1,598
Issuance costs	£ 15		£ 6
Number of convertible instruments redeemed | redemption	3		2
Notional contract amount	£ 3,133		£ 2,753

[1]	For further details refer to Note 27.